Other general administrative expenses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other general administrative expenses
Maintenance, conservation and repair	$ 1,227	$ 1,073	$ 968
Technology and systems	2,790	2,555	2,334
Stationery and supplies	215	197	212
Advertising and communications	968	901	722
Rents	1,963	1,839	1,836
Administrative services	936	926	502
Taxes other than income tax	1,454	1,360	1,280
Surveillance and cash courier services	894	699	611
Insurance premiums	78	82	70
Travel costs	293	215	298
Other administrative expenses	1,871	1,336	1,322
Total	12,689	11,183	10,155
Audit and tax services
Audit fees and audit-related fees	72	58	40
Tax fees	1		2
Total	73	58	$ 42
Audit-related fees	$ 14	$ 8